Asset Impairment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2024	Jun. 30, 2026	Dec. 31, 2024
Asset Impairment
Impairment charges	$ 5,100	$ 1,800	$ 5,077	$ 1,786